Loans and Allowance for Credit Losses	6 Months Ended
Sep. 30, 2025
Receivables [Abstract]
Loans and Allowance for Credit Losses	LOANS AND ALLOWANCE FOR CREDIT LOSSES
The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, Krungsri, and Other based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2025 for further information.
In the Commercial segment, expected credit losses of loans are measured on a collective basis when similar risk characteristics exist. The collectively-assessed allowance is measured over the contractual term of the loans that is adjusted for expected prepayments, using the probability of default (“PD”), loss given default (“LGD”) and exposure at default (“EAD”) loss forecasting model. The PD is determined as the marginal PD that denotes the likelihood that a borrower is observed to experience the default during a defined period of time, based on internal credit rating, geographical location, or industry of the borrower. With respect to the borrower internal credit rating, which is the basis for the determination in the PD model, certain banking subsidiaries in the Commercial segment enhanced the borrower internal credit rating system to provide for more sophisticated credit risk management. This enhancement represents a change in accounting estimate, with prospective application beginning April 1, 2025. The effect from this change did not have a material impact on the consolidated financial statements.
Total Outstanding Loans and Past Due Analysis
The table below presents total outstanding loans and past due analysis by class at March 31, 2025 and September 30, 2025.

	Past Due
At March 31, 2025:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥9,275	¥6,127	¥15,402	¥61,523,077	¥130,854	¥61,669,333	¥2,419
Foreign	4,310	22,018	26,328	45,465,082	756,409	46,247,819	4,667
Residential	32,739	10,711	43,450	12,518,330	—	12,561,780	3,157
Card	15,737	30,221	45,958	452,815	—	498,773	—
Krungsri	228,655	252,745	481,400	8,365,508	—	8,846,908	—
Other	21,555	28,744	50,299	2,006,393	—	2,056,692	—
Total	¥312,271	¥350,566	¥662,837	¥130,331,205	¥887,263	¥131,881,305	¥10,243
Unearned income, unamortized premiums—net and deferred loan fees—net						(442,790)
Total						¥131,438,515

	Past Due
At September 30, 2025:	1-3 months	Greater Than 3 months	Total Past Due	Current	Loans Held for Sale	Total Loans	Past Due 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥6,316	¥6,961	¥13,277	¥60,887,313	¥174,800	¥61,075,390	¥2,637
Foreign	1,250	19,476	20,726	46,702,839	961,157	47,684,722	4,614
Residential	32,624	10,395	43,019	12,665,268	—	12,708,287	2,798
Card	15,915	31,401	47,316	457,707	—	505,023	—
Krungsri	254,124	245,240	499,364	9,020,687	14,056	9,534,107	—
Other	22,063	26,847	48,910	1,922,675	—	1,971,585	—
Total	¥332,292	¥340,320	¥672,612	¥131,656,489	¥1,150,013	¥133,479,114	¥10,049
Unearned income, unamortized premiums—net and deferred loan fees—net						(449,439)
Total						¥133,029,675

Nonaccrual Loans
Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2025 for further information.
The information on nonaccrual loans by class at March 31, 2025 and September 30, 2025 are shown below:

	Recorded Loan Balance
March 31, 2025:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)
	(in millions)
Commercial
Domestic	¥279,460	¥78,151
Foreign	223,696	35,266
Residential	35,884	3,885
Card	77,534	—
Krungsri	327,637	8,198
Other	32,490	9
Total	¥976,701	¥125,509

	Recorded Loan Balance
September 30, 2025:	Nonaccrual Loans(1)	Nonaccrual Loans Not Requiring an Allowance for Credit Losses(2)
	(in millions)
Commercial
Domestic	¥206,192	¥74,174
Foreign	213,373	33,682
Residential	33,575	3,627
Card	79,043	—
Krungsri	339,214	12,304
Other	31,573	7
Total	¥902,970	¥123,794

Notes:
(1)Nonaccrual loans in the above table do not include loans held for sale of ¥20,258 million and ¥20,447 million at March 31, 2025 and September 30, 2025, respectively.
(2)These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ effective interest rate, or the fair value of the collateral if the loan is a collateral-dependent loan.
The following table shows information regarding recognized interest income on nonaccrual loans for the six months ended September 30, 2024 and 2025:

	September 30, 2024	September 30, 2025
	(in millions)
Commercial
Domestic	¥2,121	¥1,845
Foreign	5,026	4,120
Residential	237	431
Card	14	22
Krungsri	7,585	6,993
Other	1,644	1,322
Total	¥16,627	¥14,733

Loan Modifications
The following table summarizes the MUFG Group’s loan modifications that were made to borrowers experiencing financial difficulty by class for the six months ended September 30, 2024 and 2025:

Six months ended September 30, 2024:	Loan Modifications Made to Borrowers Experiencing Financial Difficulty		Loans Modified within 12 months of Subsequent Default
	Amortized Cost Basis at the Period End	Percentage of Total Class of Loans	Amortized Cost Basis at the Period End
	(in millions, except percentages)
Commercial(1)
Domestic
Interest rate reduction	¥530	0.00%	¥—
Term extension	162,309	0.26	3,216
Combination of interest rate reduction and term extension	3,864	0.01	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Foreign
Interest rate reduction	¥—	—%	¥—
Term extension	74,732	0.17	—
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Residential(1)
Interest rate reduction	¥—	—%	¥—
Term extension	6,137	0.05	180
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Card(2)
Interest rate reduction	¥—	—%	¥—
Term extension	—	—	—
Combination of interest rate reduction and term extension	12,828	2.65	1,541
Combination of term extension and principal forgiveness	126	0.03	2
All other modifications and combinations	—	—	—
Krungsri(2)
Interest rate reduction	¥466	0.01%	¥4
Term extension	143,449	1.59	4,495
Combination of interest rate reduction and term extension	2,613	0.03	105
Combination of term extension and principal forgiveness	1,558	0.02	40
All other modifications and combinations	867	0.01	2
Other(2)
Interest rate reduction	¥831	0.04%	¥—
Term extension	6,626	0.33	1,121
Combination of interest rate reduction and term extension	—	—	4
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—

Six months ended September 30, 2025:	Loan Modifications Made to Borrowers Experiencing Financial Difficulty		Loans Modified within 12 months of Subsequent Default
	Amortized Cost Basis at the Period End	Percentage of Total Class of Loans	Amortized Cost Basis at the Period End
	(in millions, except percentages)
Commercial(1)
Domestic
Interest rate reduction	¥—	—%	¥—
Term extension	219,800	0.36	2,466
Combination of interest rate reduction and term extension	100	0.00	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Foreign
Interest rate reduction	¥—	—%	¥—
Term extension	78,049	0.16	17,160
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Residential(1)
Interest rate reduction	¥—	—%	¥—
Term extension	5,611	0.04	26
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—
Card(2)
Interest rate reduction	¥—	—%	¥—
Term extension	—	—	—
Combination of interest rate reduction and term extension	13,966	2.77	1,398
Combination of term extension and principal forgiveness	135	0.03	1
All other modifications and combinations	—	—	—
Krungsri(2)
Interest rate reduction	¥1	0.00%	¥—
Term extension	92,935	0.97	10,719
Combination of interest rate reduction and term extension	41,400	0.43	439
Combination of term extension and principal forgiveness	118	0.00	11
All other modifications and combinations	928	0.01	—
Other(2)
Interest rate reduction	¥781	0.04%	¥612
Term extension	2,196	0.11	564
Combination of interest rate reduction and term extension	—	—	—
Combination of term extension and principal forgiveness	—	—	—
All other modifications and combinations	—	—	—

Notes:
(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accrual and nonaccrual loans.
Loan modifications made to borrowers experiencing financial difficulty for the Commercial and Residential segments in the above tables include accruing loans, and do not include nonaccrual loans. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore, even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such loans on the period-ended amortized cost basis is immaterial, and the vast majority of nonaccrual modified loans have subsequently defaulted.
Loans that had a payment default during the period and had been modified to borrowers experiencing financial difficulty at the time of the modification within the previous 12 months preceding the payment default in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Additionally, the MUFG Group defines default as payment default for the purpose of the disclosure.
In regards to the Card, Krungsri and Other segments, loan modifications made to borrowers experiencing financial difficulty in the above tables represent nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccrual and accruing loans that became past due one month or more within the Card segment, and six months or more within the Krungsri segment.
Historical payment defaults are one of the factors considered when determining the allowance for credit losses, and are factored into projecting future cash flows for segments other than the Card segment, for which such default information is considered when using collectively-assessed allowance methodology.
The following table provides the financial effect of the modifications made to borrowers experiencing financial difficulty by class for the six months ended September 30, 2024 and 2025:

Six months ended September 30, 2024:	Financial Effect
Commercial
Domestic
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.16%.
Term extension	Added a weighted-average 0.8 years to the life of loans.
Foreign
Term extension	Added a weighted-average 0.6 years to the life of loans.
Residential
Term extension	Added a weighted-average 1.2 years to the life of loans.
Card
Interest rate reduction	Reduced weighted-average contractual interest rate by 15.22%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥431 million.
Krungsri
Interest rate reduction	Reduced weighted-average contractual interest rate by 1.79%.
Term extension	Added a weighted-average 3.6 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥658 million.
Other
Interest rate reduction	Reduced weighted-average contractual interest rate by 8.30%.
Term extension	Added a weighted-average 1.0 year to the life of loans.

Six months ended September 30, 2025:	Financial Effect
Commercial
Domestic
Interest rate reduction	Reduced weighted-average contractual interest rate by 0.05%.
Term extension	Added a weighted-average 0.8 years to the life of loans.
Foreign
Term extension	Added a weighted-average 0.9 years to the life of loans.
Residential
Term extension	Added a weighted-average 1.8 years to the life of loans.
Card
Interest rate reduction	Reduced weighted-average contractual interest rate by 18.00%.
Term extension	Added a weighted-average 3.0 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥509 million.
Krungsri
Interest rate reduction	Reduced weighted-average contractual interest rate by 5.53%.
Term extension	Added a weighted-average 2.4 years to the life of loans.
Principal forgiveness	Reduced the principal balance of the loans by ¥3,067 million.
Other
Interest rate reduction	Reduced weighted-average contractual interest rate by 2.50%.
Term extension	Added a weighted-average 1.0 year to the life of loans.
The following table provides the performance of loans that have been modified in the last 12 months to borrowers experiencing financial difficulty by class for the six months ended September 30, 2024 and 2025:

Six months ended September 30, 2024:	Payment Status (Amortized Cost Basis at the Period End)
	Current	1-3 months Past Due	Greater Than 3 months Past Due
	(in millions)
Commercial(1)
Domestic	¥324,632	¥100	¥62
Foreign	90,234	—	—
Residential(1)	11,403	603	121
Card(2)	18,127	4,034	2,005
Krungsri(2)	215,377	25,118	25,376
Other(2)	7,371	3,414	1,039
Total	¥667,144	¥33,269	¥28,603

Six months ended September 30, 2025:	Payment Status (Amortized Cost Basis at the Period End)
	Current	1-3 months Past Due	Greater Than 3 months Past Due
	(in millions)
Commercial(1)
Domestic	¥285,958	¥187	¥460
Foreign	107,840	—	—
Residential(1)	8,258	577	55
Card(2)	19,264	3,735	1,741
Krungsri(2)	175,298	24,198	19,047
Other(2)	3,298	1,468	1,034
Total	¥599,916	¥30,165	¥22,337

Notes:
(1)The modified loans for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
(2)The modified loans for the Card, Krungsri and Other segments include accrual and nonaccrual loans.
Credit Quality Indicator
Credit quality indicators of loans and fiscal year of origination by class at March 31, 2025, and gross charge-offs for the fiscal year ended March 31, 2025 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At March 31, 2025:	2024	2023	2022	2021	2020	Prior
	(in millions)
Commercial:	¥36,144,399	¥14,800,806	¥9,780,316	¥4,868,593	¥4,571,927	¥9,808,543	¥26,976,735	¥78,570	¥107,029,889
Domestic	24,117,429	7,173,200	6,154,487	3,848,005	4,060,428	7,912,621	8,272,309	—	61,538,479
Normal	23,928,261	7,042,016	6,052,900	3,665,031	3,962,275	7,288,161	8,073,197	—	60,011,841
Close Watch	128,827	122,907	90,760	166,698	78,351	529,207	184,168	—	1,300,918
Likely to become Bankrupt or Legally/Virtually Bankrupt	60,341	8,277	10,827	16,276	19,802	95,253	14,944	—	225,720
Gross charge-offs	1,371	2,259	2,078	592	261	3,140	907	—	10,608
Foreign	12,026,970	7,627,606	3,625,829	1,020,588	511,499	1,895,922	18,704,426	78,570	45,491,410
Normal	11,839,879	7,367,932	3,465,137	1,011,411	480,256	1,732,371	18,474,590	76,313	44,447,889
Close Watch	154,312	177,968	137,788	9,177	19,982	114,575	213,896	—	827,698
Likely to become Bankrupt or Legally/Virtually Bankrupt	32,779	81,706	22,904	—	11,261	48,976	15,940	2,257	215,823
Gross charge-offs	2,151	8,622	11,010	2,855	336	6,872	13,460	—	45,306
Residential	¥1,124,971	¥636,238	¥625,599	¥672,243	¥537,121	¥8,947,802	¥17,806	¥—	¥12,561,780
Accrual	1,124,734	636,136	625,164	672,068	536,861	8,914,948	16,419	—	12,526,330
Nonaccrual	237	102	435	175	260	32,854	1,387	—	35,450
Gross charge-offs	—	—	5	43	10	576	1	—	635
Card	¥38	¥179	¥270	¥310	¥279	¥703	¥416,238	¥80,756	¥498,773
Accrual	1	3	7	15	6	33	403,628	17,546	421,239
Nonaccrual	37	176	263	295	273	670	12,610	63,210	77,534
Gross charge-offs	3	52	112	93	70	152	9,249	12,271	22,002
Krungsri	¥1,688,668	¥1,487,981	¥1,002,889	¥546,198	¥239,302	¥904,667	¥2,955,217	¥21,986	¥8,846,908
Performing	1,507,924	1,325,246	855,947	442,848	193,714	651,811	2,698,374	7	7,675,871
Under-Performing	147,612	115,002	102,598	66,928	31,663	173,199	206,398	—	843,400
Non-Performing	33,132	47,733	44,344	36,422	13,925	79,657	50,445	21,979	327,637
Gross charge-offs	5,970	53,874	50,589	21,359	7,095	23,135	32,294	5,327	199,643
Other	¥795,726	¥385,741	¥162,365	¥38,968	¥34,651	¥91,677	¥547,564	¥—	¥2,056,692
Accrual	790,753	378,532	159,835	38,006	33,940	86,122	537,014	—	2,024,202
Nonaccrual	4,973	7,209	2,530	962	711	5,555	10,550	—	32,490
Gross charge-offs	6,492	30,173	9,590	2,623	383	3,075	6,621	—	58,957
Credit quality indicators of loans and fiscal year of origination by class at September 30, 2025, and gross charge-offs for the six months ended September 30, 2025 are shown below:

	Term Loans Amortized Cost Basis by Origination Year						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis	Total(1)
At September 30, 2025:	2025	2024	2023	2022	2021	Prior
	(in millions)
Commercial:	¥27,288,958	¥15,573,380	¥12,384,399	¥8,178,531	¥4,131,476	¥12,377,637	¥27,649,006	¥40,768	¥107,624,155
Domestic	19,215,735	7,913,108	6,464,712	5,534,581	3,422,739	10,285,638	8,064,077	—	60,900,590
Normal	19,145,473	7,781,435	6,379,649	5,467,954	3,341,169	9,639,529	7,897,500	—	59,652,709
Close Watch	67,180	103,618	78,790	56,428	66,412	559,375	154,050	—	1,085,853
Likely to become Bankrupt or Legally/Virtually Bankrupt	3,082	28,055	6,273	10,199	15,158	86,734	12,527	—	162,028
Gross charge-offs	575	509	339	351	321	1,647	1,933	—	5,675
Foreign	8,073,223	7,660,272	5,919,687	2,643,950	708,737	2,091,999	19,584,929	40,768	46,723,565
Normal	7,921,023	7,558,615	5,709,714	2,562,600	699,204	1,929,169	19,365,150	37,656	45,783,131
Close Watch	132,974	89,484	163,840	48,112	9,533	111,658	173,378	—	728,979
Likely to become Bankrupt or Legally/Virtually Bankrupt	19,226	12,173	46,133	33,238	—	51,172	46,401	3,112	211,455
Gross charge-offs	27	48	12,716	235	2	797	1,340	—	15,165
Residential	¥656,440	¥1,101,701	¥620,103	¥609,289	¥652,728	¥9,051,437	¥16,589	¥—	¥12,708,287
Accrual	656,373	1,101,519	620,017	608,870	652,533	9,020,488	15,365	—	12,675,165
Nonaccrual	67	182	86	419	195	30,949	1,224	—	33,122
Gross charge-offs	—	—	—	—	4	522	—	—	526
Card	¥1	¥98	¥239	¥288	¥284	¥899	¥419,416	¥83,798	¥505,023
Accrual	—	2	8	4	4	27	407,126	18,809	425,980
Nonaccrual	1	96	231	284	280	872	12,290	64,989	79,043
Gross charge-offs	—	30	76	111	82	147	5,329	8,030	13,805
Krungsri	¥1,373,752	¥1,420,406	¥1,340,093	¥808,966	¥449,781	¥990,754	¥3,114,071	¥22,228	¥9,520,051
Performing	1,247,404	1,219,863	1,170,434	661,861	352,730	717,340	2,874,211	6	8,243,849
Under-Performing	93,308	163,084	132,354	106,355	67,046	185,297	189,543	1	936,988
Non-Performing	33,040	37,459	37,305	40,750	30,005	88,117	50,317	22,221	339,214
Gross charge-offs	70	9,571	29,629	17,356	7,986	8,108	13,860	3,178	89,758
Other	¥480,513	¥417,193	¥276,922	¥117,120	¥25,913	¥98,154	¥555,770	¥—	¥1,971,585
Accrual	480,275	409,529	271,506	115,111	25,026	91,286	547,279	—	1,940,012
Nonaccrual	238	7,664	5,416	2,009	887	6,868	8,491	—	31,573
Gross charge-offs	789	12,184	7,529	1,459	326	958	2,603	—	25,848

Note:
(1)Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
For a discussion and explanation of the MUFG Group’s credit quality indicator, see Note 4 to the consolidated financial statements for the fiscal year ended March 31, 2025.
For the Commercial, Residential, Card and Krungsri segments, credit quality indicators at March 31, 2025 and September 30, 2025 are based on information as of March 31, 2025 and September 30, 2025, respectively. For the Other segment, credit quality indicators at March 31, 2025 and September 30, 2025 are generally based on information as of December 31, 2024 and June 30, 2025, respectively.
Allowance for Credit Losses
Changes in the allowance for credit losses of loans by portfolio segment for the six months ended September 30, 2024 and 2025 are shown below:

Six months ended September 30, 2024:	Commercial	Residential	Card	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥745,514	¥56,964	¥36,423	¥405,211	¥112,849	¥1,356,961
Provision for (reversal of) credit losses	14,650	(2,408)	13,895	76,414	26,033	128,584
Charge-offs	18,185	75	11,284	101,030	27,803	158,377
Recoveries collected	5,759	5	512	18,452	6,967	31,695

Net charge-offs	12,426	70	10,772	82,578	20,836	126,682
Other(1)	(16,651)	—	—	19,772	8,820	11,941

Balance at end of period	¥731,087	¥54,486	¥39,546	¥418,819	¥126,866	¥1,370,804

Six months ended September 30, 2025:	Commercial	Residential	Card	Krungsri	Other	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥611,622	¥49,607	¥40,927	¥423,857	¥117,062	¥1,243,075
Provision for (reversal of) credit losses	(59,859)	(8,018)	15,824	64,826	18,871	31,644
Charge-offs	20,840	526	13,805	89,758	25,848	150,777
Recoveries collected	3,302	—	370	20,246	5,827	29,745

Net charge-offs	17,538	526	13,435	69,512	20,021	121,032
Other(1)(2)	(1,055)	—	—	32,890	(9,173)	22,662

Balance at end of period	¥533,170	¥41,063	¥43,316	¥452,061	¥106,739	¥1,176,349

Notes:
(1)Other is principally comprised of gains or losses from foreign exchange translation.
(2)For the six months ended September 30, 2025, the Krungsri segment includes the initial allowance for credit losses for the loans purchased with credit deterioration of ¥14,067 million.
The MUFG Group sold ¥1,761 billion and ¥1,859 billion of loans within the Commercial segment during the six months ended September 30, 2024 and 2025, respectively.
Collateral Dependent Loans
The MUFG Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date.
For the Commercial, Krungsri and Other segments, collateral relating to these loans was comprised primarily of real estate, and to a lesser extent, exchange traded equity securities and deposits, etc. For the Residential segment, collateral on these loans was mainly real estate.
Other Financial Receivable
Accounts receivable-Other, which is included in Other assets in the accompanying condensed consolidated balance sheets, amounted to ¥2,026,871 million and ¥2,075,599 million as of March 31, 2025 and September 30, 2025, respectively, and were primarily comprised of receivables relating to the credit card business. The provision or reversal of the allowance for credit losses relating to the receivables was included in Non-interest expense on the condensed consolidated statements of income. The credit quality for these receivables is primarily evaluated based on the extent of delinquency.
The outstanding balance of these account receivables are presented on a net basis after allowance for credit losses. The change of allowance for credit losses during the six months ended September 30, 2024 and 2025 is primarily due to provision or reversal of the allowance for the receivables.
There are de minimis or zero expected credit losses, for example, for lending and financing transactions, such as Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivables under securities borrowing transactions because the term is short and the credit quality of the borrowers is normal.
Accrued interest receivable totaled ¥761,358 million and ¥805,983 million as of March 31, 2025 and September 30, 2025, respectively, and is included in Other assets on the condensed consolidated balance sheets.